long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 1,554	$ 102
Total	28,255	24,205
Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		21,439
Composite long-term debt
Long-term debt maturities
Total	16,753
Total	8,495
Total	25,248
Cdn. Dollars
Long-term debt maturities
Total	12,702
Future cash outflows in respect of associated interest and like carrying costs	5,860
Undiscounted contractual maturities	18,562
Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	11,400
Future cash outflows in respect of associated interest and like carrying costs	5,463
Undiscounted contractual maturities	16,863
Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,302
Future cash outflows in respect of associated interest and like carrying costs	397
Undiscounted contractual maturities	1,699
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	3,769
Future cash outflows in respect of associated interest and like carrying costs	2,615
Undiscounted contractual maturities	6,384
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	72
Future cash outflows in respect of associated interest and like carrying costs	14
Undiscounted contractual maturities	86
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(3,370)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,558)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(5,928)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	3,401
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,510
Undiscounted contractual maturities - Derivative Liabilities, Pay	5,911
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	3,872
Total	2,581
Total	6,453
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	179
Future cash outflows in respect of associated interest and like carrying costs	54
Undiscounted contractual maturities	233
First year
Long-term debt maturities
Total	4,220	3,772
First year | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		1,349
First year | Composite long-term debt
Long-term debt maturities
Total	1,437
First year | Cdn. Dollars
Long-term debt maturities
Total	1,118
First year | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,000
First year | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	118
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	297
First year | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	8
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(295)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	296
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	306
First year | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	13
2 years hence
Long-term debt maturities
Total	1,246	1,867
2 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		1,567
2 years hence | Composite long-term debt
Long-term debt maturities
Total	278
2 years hence | Cdn. Dollars
Long-term debt maturities
Total	225
2 years hence | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	225
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
2 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	16
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	24
2 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	29
3 years hence
Long-term debt maturities
Total	2,054	1,766
3 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		1,567
3 years hence | Composite long-term debt
Long-term debt maturities
Total	1,272
3 years hence | Cdn. Dollars
Long-term debt maturities
Total	1,221
3 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,075
3 years hence | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	146
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
3 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	16
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	24
3 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	27
4 years hence
Long-term debt maturities
Total	2,331	2,099
4 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		2,086
4 years hence | Composite long-term debt
Long-term debt maturities
Total	1,779
4 years hence | Cdn. Dollars
Long-term debt maturities
Total	1,364
4 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,249
4 years hence | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	115
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	381
4 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	396
4 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19
5 years hence
Long-term debt maturities
Total	1,124	899
5 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		886
5 years hence | Composite long-term debt
Long-term debt maturities
Total	636
5 years hence | Cdn. Dollars
Long-term debt maturities
Total	603
5 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	500
5 years hence | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	103
5 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	14
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	14
5 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19
Later than 5 years but before 10 years hence
Long-term debt maturities
Total	6,964	6,190
Later than 5 years but before 10 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		6,240
Later than 5 years but before 10 years hence | Composite long-term debt
Long-term debt maturities
Total	5,120
Later than 5 years but before 10 years hence | Cdn. Dollars
Long-term debt maturities
Total	3,606
Later than 5 years but before 10 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	3,301
Later than 5 years but before 10 years hence | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	305
Later than 5 years but before 10 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,439
Later than 5 years but before 10 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	3
Later than 5 years but before 10 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,439)
Later than 5 years but before 10 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459
Later than 5 years but before 10 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,462
Later than 5 years but before 10 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	52
Thereafter
Long-term debt maturities
Total	10,316	7,612
Thereafter | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities		$ 7,744
Thereafter | Composite long-term debt
Long-term debt maturities
Total	6,231
Thereafter | Cdn. Dollars
Long-term debt maturities
Total	4,565
Thereafter | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,275
Thereafter | Cdn. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	290
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,636
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,636)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,646
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 20